Associated companies	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Associated companies
4. Associated companies
	Net income statement effect			Other comprehensive income effect			Total comprehensive income effect

(USD millions)	2020	2019	2018	2020	2019	2018 [1]	2020	2019	2018

Roche Holding AG, Switzerland	677	662	526	– 56	– 94	75	621	568	601

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK			5 910			– 557			5 353

Others	– 4	– 3	2				– 4	– 3	2

Associated companies related to continuing operations	673	659	6 438	– 56	– 94	– 482	617	565	5 956

[1] In 2018, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 511 million was recycled into the consolidated income statement as a result of the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. No Novartis share of other comprehensive income recognized by associated companies, net of taxes was recycled into the consolidated income statement in 2020 and 2019.

Novartis has a significant investment in Roche Holding AG, Basel (Roche), as well as certain other smaller investments that are accounted for as associated companies. The investment in GlaxoSmithKline Consumer Healthcare Holdings Ltd., Brentford, Middlesex, UK, was divested on June 1, 2018, to GlaxoSmithKline plc, Great Britain.
Balance sheet value

(USD millions)	December 31, 2020	December 31, 2019

Roche Holding AG, Switzerland	9 407	8 445

Others	225	199

Total	9 632	8 644

Roche Holding AG
The Group’s holding in Roche voting shares was 33.3% at December 31, 2020, 2019 and 2018. This investment represents approximately 6.2% of Roche’s total outstanding voting and non-voting equity instruments at December 31, 2020, 2019 and 2018.
Since full-year 2020 financial data for Roche is not available when Novartis produces its consolidated financial results, a survey of analyst estimates is used to estimate the Group’s share of Roche’s net income. Any differences between these estimates and actual results will be adjusted in the Group’s 2021 consolidated financial statements when available.
The following tables show summarized financial information for Roche, including current values of fair value adjustments made at the time of the acquisition of the shares, for the year ended December 31, 2019, and for the six months ended June 30, 2020 (since full-year 2020 data is not yet available):
(CHF billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2019	31.3	56.4	24.1	23.1

June 30, 2020	27.7	55.7	22.5	23.1

(CHF billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2019	63.8	12.3	– 0.9	11.4

June 30, 2020	30.4	7.2	– 0.7	6.5

A purchase price allocation was performed on the basis of publicly available information at the time of acquisition of the investment. The December 31, 2020, balance sheet value allocation is as follows:
(USD millions)	December 31, 2020

Novartis share of Roche’s estimated net assets	2 585

Novartis share of reappraised intangible assets	117

Implicit Novartis goodwill	3 233

Current value of share in net identifiable assets and goodwill	5 935

Accumulated equity accounting adjustments and translation effects less dividends received	3 472

Balance sheet value	9 407

The identified intangible assets principally relate to the value of currently marketed products and are amortized on a straight-line basis over their estimated average useful life of 20 years.
In 2020, dividends received from Roche in relation to the distribution of its 2019 net income amounted to USD 487 million (2019: USD 460 million in relation to the distribution of its 2018 net income).
The consolidated income statement effects from applying Novartis accounting principles for this investment in 2020, 2019 and 2018 are as follows:
(USD millions)	2020	2019	2018

Novartis share of Roche's estimated current-year consolidated net income	913	910	799

Prior-year adjustment	– 64	– 129	– 125

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 26 million (2019: USD 24 million; 2018: USD 40 million)	– 172	– 162	– 148

Partial release of deferred tax liability recognized		43

Net income effect	677	662	526

The publicly quoted market value of the Novartis interest in Roche (SIX symbol: RO) at December 31, 2020, was USD 18.8 billion (2019: USD 16.9 billion).
GlaxoSmithKline Consumer Healthcare Holdings Ltd.
On March 27, 2018, Novartis entered into an agreement with GlaxoSmithKline plc, Great Britain (GSK), to divest its 36.5% stake in GSK Consumer Healthcare Holdings Ltd. (GSK Consumer Healthcare) to GSK for USD 13.0 billion in cash. As a result, Novartis discontinued the use of equity method accounting starting from April 1, 2018. The divestment transaction closed on June 1, 2018, and Novartis realized a pre-tax gain of USD 5.8 billion, recorded in income from associated companies. See Note 2.
GSK Consumer Healthcare was formed in March 2015 via contribution of businesses from both Novartis and GSK.
Until June 1, 2018, Novartis had a 36.5% interest in GSK Consumer Healthcare and had four of 11 seats on the GSK Consumer Healthcare board of directors. Furthermore, Novartis had customary minority rights as well as exit rights at a predefined, market-based pricing mechanism.
The consolidated income statement effects from applying Novartis accounting principles for this investment in 2018 are as follows:
(USD millions)	2018

Novartis share of GSK Consumer Healthcare's estimated current-year consolidated net income	119

Prior-year adjustment	4

Amortization of fair value adjustments relating to intangible assets and inventory, net of taxes of USD 1 million	– 3

Pre-tax gain on divestment of GSK Consumer Healthcare	5 790

Net income effect	5 910